Principal Accounting Policies - Schedule of Group's Allowance for Doubtful Accounts/Expected Credit Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance at beginning of the year	¥ 2,201	¥ 3,228	¥ 2,250
Deconsolidation of CEIBS Publishing Group	(191)
Reverse of doubtful accounts due to subsequent collection			(2,841)
Provision/(Reverse) for doubtful accounts/expected credit losses	(252)	(1,027)	3,819
Balance at end of the year	¥ 1,758	¥ 2,201	¥ 3,228